Pay vs Performance Disclosure	12 Months Ended
	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO (Benioff)(1) ($)	Compensation Actually Paid to PEO (Benioff)(2) ($)	Summary Compensation Table Total for PEO (Taylor)(3) ($)	Compensation Actually Paid to PEO (Taylor)(4) ($)	Summary Compensation Table Total for PEO (Block)(3) ($)	Compensation Actually Paid to PEO (Block)(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(5) ($)	Average Compensation Actually Paid to Non-PEO NEOs(6) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(9) ($ millions)	Relative TSR(10) (percentile)

									Company Total Share- holder Return(7) ($)	Peer Group Total Share- holder Return(8) ($)

2025	55,074,656	87,075,724	—	—	—	—	18,826,476	27,912,443	188.49	288.90	6,197	80th
2024	39,642,173	100,570,098	—	—	—	—	13,762,498	34,326,577	154.18	220.03	4,136	93rd
2023	29,868,893	(15,648,986)	26,792,798	(72,220,776)	—	—	15,923,619	(7,680,438)	92.13	142.05	208	17th
2022	28,602,112	25,056,235	22,794,415	31,528,547	—	—	14,044,452	16,514,995	127.60	183.20	1,444	41st
2021	25,740,775	59,862,429	—	—	1,232,157	12,279,756	13,763,689	36,808,761	123.72	146.11	4,072	65th

Company Selected Measure Name	Relative TSR
Named Executive Officers, Footnote	The dollar amounts reported are the “Total Compensation” amounts reported for our PEO, Marc Benioff, in our Summary Compensation Table for the applicable fiscal years. The dollar amounts reported are the “Total Compensation” amounts reported for Bret Taylor, who served as Co-PEO from November 30, 2021 through January 31, 2023, as reported in the Summary Compensation Table included in our proxy statement for our 2023 and 2022 Annual Meetings of Stockholders, and for Keith Block, who served as Co-PEO through February 24, 2020, as reported in the Summary Compensation Table included in our proxy statement for our 2021 Annual Meeting of Stockholders.The dollar amounts reported represent the amount of Compensation Actually Paid to our former Co-PEOs, as reported in the “Pay Versus Performance” section of our proxy statement for our 2023 Annual Meeting of Stockholders and computed in accordance with Pay Versus Performance Rules. These amounts differ from “Total Compensation” as reported in the applicable Summary Compensation Table included in our proxy statements for our 2023, 2022, and 2021 Annual Meetings of Stockholders, as shown in the “Pay Versus Performance” section for our proxy statement for our 2023 Annual Meeting of Stockholders. The dollar amounts reported are the average of the “Total Compensation” amounts reported for the Company’s NEOs as a group excluding our CEO and former Co-PEOs for the year(s) in which they served as Co-PEO (the “Non-PEO NEOs”) in the Summary Compensation Table in each applicable fiscal year. The Non-PEO NEOs (excluding our PEO and former Co-PEOs, as applicable for the fiscal year(s) in which they served as Co-PEO) for each applicable year are as follows: (i) for fiscal 2025, Ms. Weaver and Messrs. Harris, Tallapragada, and Millham; (ii) for fiscal 2024, Ms. Weaver and Messrs. Millham, Niles, and Tallapragada; (iii) for fiscal 2023, Ms. Weaver and Messrs. Harris, Tallapragada, and Millham; (iv) for fiscal 2022, Ms. Weaver and Messrs. Harris, Patterson, and Tallapragada; and (v) for fiscal 2021, Messrs. Hawkins, Patterson, Tallapragada, and Taylor. The dollar amounts reported represent the average amount of Compensation Actually Paid to the Non-PEO NEOs as computed in accordance with SEC rules, and do not reflect actual amounts of compensation earned or received during the applicable fiscal year. Please refer to footnote 2 above for additional details, including how Compensation Actually Paid is determined for our PEO and other NEOs for fiscal 2025.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Computer & Data Processing Index, which is used in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the applicable fiscal year. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 55,074,656
PEO Actually Paid Compensation Amount	$ 87,075,724
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of Compensation Actually Paid, as computed in accordance with SEC rules, and do not reflect the actual amount of compensation earned or received during the applicable fiscal year. In accordance with SEC rules, these amounts differ from “Total Compensation” as set forth in the Summary Compensation Table for fiscal 2025 as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following table details how Compensation Actually Paid is determined for our PEO and other NEOs for fiscal 2025:

	Fiscal 2025
Compensation Actually Paid	Mr. Benioff ($)	Average for Other NEOs ($)

Summary Compensation Table Total	55,074,656	18,826,476
Deduction for value of “Stock Awards” and “Option Awards” reported in the Summary Compensation Table	(45,428,656)	(15,523,053)
Add: Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	51,037,768	17,372,543
Add: Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	25,702,079	6,841,784
Add: Fair value as of the vesting date of vested awards granted in current fiscal year	0	0
Add: Change in fair value from prior fiscal year end to the vesting date of equity awards granted in prior fiscal years that vested in the fiscal year	689,877	394,693
Subtract: Prior fiscal year end value of any equity awards granted in prior fiscal years that failed to meet vesting conditions during the covered fiscal year	0	0
Add: Value of dividends or other earnings paid on unvested equity awards during the covered fiscal year not otherwise included in the total compensation for the fiscal year	0	0
Compensation Actually Paid	87,075,724	27,912,443

Non-PEO NEO Average Total Compensation Amount	$ 18,826,476	$ 13,762,498	$ 15,923,619	$ 14,044,452	$ 13,763,689
Non-PEO NEO Average Compensation Actually Paid Amount	$ 27,912,443	34,326,577	(7,680,438)	16,514,995	36,808,761
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of Compensation Actually Paid, as computed in accordance with SEC rules, and do not reflect the actual amount of compensation earned or received during the applicable fiscal year. In accordance with SEC rules, these amounts differ from “Total Compensation” as set forth in the Summary Compensation Table for fiscal 2025 as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following table details how Compensation Actually Paid is determined for our PEO and other NEOs for fiscal 2025:

	Fiscal 2025
Compensation Actually Paid	Mr. Benioff ($)	Average for Other NEOs ($)

Summary Compensation Table Total	55,074,656	18,826,476
Deduction for value of “Stock Awards” and “Option Awards” reported in the Summary Compensation Table	(45,428,656)	(15,523,053)
Add: Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	51,037,768	17,372,543
Add: Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	25,702,079	6,841,784
Add: Fair value as of the vesting date of vested awards granted in current fiscal year	0	0
Add: Change in fair value from prior fiscal year end to the vesting date of equity awards granted in prior fiscal years that vested in the fiscal year	689,877	394,693
Subtract: Prior fiscal year end value of any equity awards granted in prior fiscal years that failed to meet vesting conditions during the covered fiscal year	0	0
Add: Value of dividends or other earnings paid on unvested equity awards during the covered fiscal year not otherwise included in the total compensation for the fiscal year	0	0
Compensation Actually Paid	87,075,724	27,912,443

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Cumulative Company and Peer Group TSR. The graph below (i) sets forth the relationship between the amount of Compensation Actually Paid to our PEO and our former Co-PEOs, the average amount of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years; and (ii) compares our cumulative TSR over the five most recently completed fiscal years to that of the Nasdaq Computer & Data Processing Index over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income. The graph below sets forth the amount of Compensation Actually Paid to our PEO and our former Co-PEOs, the average amount of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Relative TSR. The graph below sets forth the amount of Compensation Actually Paid to our PEO and our former Co-PEOs, the average amount of Compensation Actually Paid to our Non-PEO NEOs, and our Relative TSR during the five most recently completed fiscal years. Although we use three-year relative TSR as a PRSU performance measure, SEC guidance limits the Company-Selected Measure to one-year periods, so we have compared Compensation Actually Paid to annual Relative TSR in the graph below.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Cumulative Company and Peer Group TSR. The graph below (i) sets forth the relationship between the amount of Compensation Actually Paid to our PEO and our former Co-PEOs, the average amount of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years; and (ii) compares our cumulative TSR over the five most recently completed fiscal years to that of the Nasdaq Computer & Data Processing Index over the same period.

Tabular List, Table

Performance Measures

Relative TSR
Non-GAAP Operating Margin(1)
Revenue
Operating Cash Flow
Non-GAAP Income from Operations(2)

Total Shareholder Return Amount	$ 188.49	154.18	92.13	127.60	123.72
Peer Group Total Shareholder Return Amount	288.90	220.03	142.05	183.20	146.11
Net Income (Loss)	$ 6,197,000,000	$ 4,136,000,000	$ 208,000,000	$ 1,444,000,000	$ 4,072,000,000
Company Selected Measure Amount	80	93	17	41	65
PEO Name	Marc Benioff
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing (a) the sum of (i) the cumulative amount of any dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s stock price at the end and the beginning of the measurement period by (b) the Company’s stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is January 31, 2020. Historical stock performance is not necessarily indicative of future stock performance. The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year. See page 58 of the “Compensation Discussion and Analysis” above for an explanation of how Non-GAAP Operating Margin is calculated. See page 54 of the “Compensation Discussion and Analysis” above for an explanation of how Non-GAAP Income from Operations is calculated from our audited financial statements.
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Non-GAAP Measure Description	The “Company-Selected Measure” (as defined in Item 402(v) of Regulation S-K of the Exchange Act) is our one-year TSR relative to the TSR of each member of the Nasdaq-100 Index as of the beginning of each fiscal year (“Relative TSR”). TSR for this purpose is calculated by comparing the Company’s average closing share price over the 90 calendar days ending on the last day of the fiscal year and the Company’s average closing share price over the 90 calendar days ending on the last day of the end of the prior fiscal year. We use three-year relative TSR as a performance measure for our PRSUs, including for the PRSUs granted in fiscal 2025. As described in the “Compensation Discussion and Analysis” above, we also use non-GAAP operating margin as a performance measure for the PRSUs granted in fiscal 2025.
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin(1)
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Non-GAAP Income from Operations(2)
Marc Benioff [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 55,074,656	$ 39,642,173	$ 29,868,893	$ 28,602,112	$ 25,740,775
PEO Actually Paid Compensation Amount	87,075,724	$ 100,570,098	(15,648,986)	25,056,235	59,862,429
Bret Taylor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			26,792,798	22,794,415
PEO Actually Paid Compensation Amount			$ (72,220,776)	$ 31,528,547
Keith Block [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,232,157
PEO Actually Paid Compensation Amount					$ 12,279,756
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,428,656)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,037,768
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,702,079
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	689,877
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,523,053)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,372,543
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,841,784
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	394,693
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0